Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Operating Income and Expenses [Abstract]
Schedule of Other Operating Income
Other operating income is comprised of the following components:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Pension plan interest	151	574	539
Compensation from insurance companies due to damages (1)	218	112	45
Rental income	1,040	402	457
Income from recovery tax and expenses	375	421	661
Income from business alliance	3,700	3,396	1,218
Other	1,532	3,143	887
Total	7,016	8,048	3,807
(1)Mainly related to recoveries from fraud claims.

Schedule of Other Operating Expenses
Other operating expenses are detailed as follows:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Credit card expenses	(196)	(147)	(1,043)
Customer services	(592)	(627)	(1,791)
Operating risk charge-offs and provision	(48,808)	(43,501)	(10,358)
Recovery of operating expenses	7,279	29,813	2,692
Life insurance and general product insurance policies (1)	(392)	(31,296)	(9,325)
Commercial representation expenses	(15,057)	(8,799)	(2,053)
Expenses associated leasing operations (2)	(1,325)	(4,922)	(5,329)
Expenses associated factoring operations	(242)	(71)	(769)
Restructuring expenses (3)	(34,164)	(43,156)	(14,232)
Commercial alliance expenses	(758)	(137)	(696)
Lawsuits provision	(773)	(555)	1,081
Retail association payment	-	(164)	(162)
Bond issuance expenses	-	-	(1,157)
Other	(6,675)	(11,177)	11,504
Total	(101,703)	(114,739)	(31,638)
(1)New Fraud Law became effective on 2020, under which the Bank assumes responsibility against card fraud and electronic transactions.
(2)Includes leasing land taxes, which were modified in 2020 (Tax Modernization Law).
(3)The Bank has implemented a formal restructuring plan in accordance with IAS 37 Provisions. This restructuring plan is part of the Bank's digital transformation process, which involves changing the operating model of the branch network along with a transition towards a common global structure (Go To Model).